Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 12.  Net Loss Per Share

Basic and diluted net loss per share are shown on the statement of operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A and B CPS, MTDC Notes, Series A-1 Convertible Preferred Stock and CPNs, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options, warrants and unit warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series 1 Convertible Preferred Stock, Series A, B and C CPS, MTDC Notes, Series A-1 Convertible Preferred Stock and CPNs were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the three months ended March 31, 2014 and 2013:

	Three Months Ended March 31,
	2014	2013

Common share equivalents issuable upon exercise of common stock options	322	765

Common share equivalents issuable upon exercise of unit warrants	42,327	—

Shares issuable upon vesting of restricted stock	—	2

Shares issuable upon conversion of Series 1 Convertible Preferred Stock	7,406,951	—

Shares issuable upon conversion of Series A CPS	—	285,174

Shares issuable upon conversion of Series B CPS	—	197,282

Shares issuable upon conversion of Series C CPS	—	32,536

Shares issuable upon conversion of MTDC Notes	2,258,415	—

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	—	322,648

Shares issuable upon conversion of convertible promissory notes	—	293,769

Total common share equivalents excluded from denominator for diluted earnings per share computation	9,708,015	1,132,176

NOTE 13.  Net Income (Loss) Per Share

Basic and diluted net income (loss) per share are shown on the Statements of Operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A and B CPS, MTDC Notes, Series A-1 Convertible Preferred Stock and CPNs, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options, warrants and unit warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series 1 convertible preferred stock, Series A, B and C CPS, MTDC Notes, Series A-1 convertible preferred stock and CPNs were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012

Common share equivalents issuable upon exercise of common stock options	611	1,218

Common share equivalents issuable upon exercise of common stock warrants	591,842	—

Common share equivalents issuable upon exercise of unit warrants	128,980	—

Shares issuable upon vesting of restricted stock	—	188

Shares issuable upon conversion of Series 1 Convertible Preferred Stock	2,912,306	—

Shares issuable upon conversion of Series A CPS	266,507	279,699

Shares issuable upon conversion of Series B CPS	470,189	394,564

Shares issuable upon conversion of Series C CPS	29,327	32,536

Shares issuable upon settlement of MTDC Notes	290,499	—

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	211,812	312,094

Shares issuable upon conversion of convertible promissory notes	193,372	284,832

Total common share equivalents excluded from denominator for diluted earnings per share computation	5,095,445	1,305,131